Schedule of Property and Equipment (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 6,156,319	$ 4,725,598
Less: accumulated depreciation and amortization		(1,918,852)	(1,022,016)
Total property and equipment, net	$ 7,486,384	4,237,467	3,703,582
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		1,133,654	308,411
Analyzers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		1,139,352	1,421,293
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		290,754	244,454
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		1,060,993	910,643
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		366,945	366,945
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		16,145	11,730
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 2,148,476	$ 1,462,122